UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Stillwater Capital Advisors, LLC

Address: 200 W. Lancaster Avenue
         Wayne, PA 19087


13F File Number: 028-13804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Swope
Title:   Chief Compliance Officer
Phone:


Signature, Place and Date of Signing:


/s/ Douglas A. Swope             Wayne, PA		      December 31, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:  $148,476
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE





								FORM 13F
							December 31, 2012


										Voting Authority
								Value		Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer			Title of class	CUSIP		(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None

American Electric Power Inc	COM		025537101	3440		80605	SH		Sole			80605
Apple Inc			COM		037833100	10565		19852	SH		Sole			19852
AT&T Inc			COM		00206r102	5287		156839	SH		Sole			156839
BlackRock Inc			COM		09247x101	4641		22451	SH		Sole			22451
Centurylink Inc			COM		156700106	5667		144859	SH		Sole			144859
Chevron Corp			COM		166764100	488		4517	SH		Sole			4517
Citigroup Inc			COM		172967424	774		19575	SH		Sole			19575
Dominion Resources Inc VA	COM		25746u109	662		12775	SH		Sole			12775
Du Pont E I de Nemours & Co	COM		263534109	2266		50375	SH		Sole			50375
EMC Corp MA			COM		268648102	5095		201385	SH		Sole			201385
Exxon Mobil Corp		COM		30231g102	4888		56473	SH		Sole			56473
General Electric Co		COM		369604103	5584		266025	SH		Sole			266025
Intel Corp			COM		458140100	4756		230663	SH		Sole			230663
International Business Machine	COM		459200101	5065		26439	SH		Sole			26439
JPMorgan Chase & Co		COM		46625h100	5837		132750	SH		Sole			132750
Kraft Foods Group Inc		COM		50076q106	5552		122097	SH		Sole			122097
Marathon Oil Corp		COM		565849106	5421		176804	SH		Sole			176804
Marathon Petroleum Corp		COM		56585a102	8391		133185	SH		Sole			133185
McDonalds Corp			COM		580135101	5917		67072	SH		Sole			67072
Merck & Co Inc			COM		58933y105	5851		142913	SH		Sole			142913
PepsiCo Inc			COM		713448108	4826		70526	SH		Sole			70526
Pfizer Inc			COM		717081103	6315		251790	SH		Sole			251790
Southern Co			COM		842587107	1583		36985	SH		Sole			36985
Target Corp			COM		87612e106	4760		80445	SH		Sole			80445
United Parcel Service Inc Cl B	COM		911312106	4798		65075	SH		Sole			65075
United Technologies Corp	COM		913017109	5668		69115	SH		Sole			69115
US Bancorp Del			COM		902973304	4786		149855	SH		Sole			149855
Visa Inc Cl A			COM		92826c839	5702		37620	SH		Sole			37620
iShares Tr Consumer Goods Inde	CONS GOODS IDX	464287812	1016		13548	SH		Sole			13548
iShares Tr Consumer Services I	CONS SRVC IDX	464287580	859		9901	SH		Sole			9901
iShares Tr DJ Select Div Index	DJ SEL DIV INX	464287168	382		6665	SH		Sole			6665
iShares Tr DJ US Energy		DJ US ENERGY	464287796	1215		29755	SH		Sole			29755
iShares Tr DJ US Financial Sec	DJ US FINL SEC	464287788	1624		26760	SH		Sole			26760
iShares Tr DJ US Healthcare	DJ US HEALTHCR	464287762	1014		12147	SH		Sole			12147
iShares Tr DJ US Telecom	DJ US TELECOM	464287713	277		11412	SH		Sole			11412
iShares Tr Index DJ US Industr	DJ US INDUSTRL	464287754	669		9121	SH		Sole			9121
iShares Tr Index DJ US Tech Se	DJ US TECH SEC	464287721	2046		28937	SH		Sole			28937
iShares Tr Russell 1000 Growth	RUSSELL1000GRW	464287614	3212		49040	SH		Sole			49040
iShares Tr Russell 1000 Value	RUSSELL1000VAL	464287598	376		5170	SH		Sole			5170
Vanguard Index Funds Growth ET	GROWTH ETF	922908736	210		2950	SH		Sole			2950
WisdomTree Trust DEFA Fund	DEFA FD		97717w703	293		6295	SH		Sole			6295
WisdomTree Trust Mid Cap Div F	MIDCAP DIVI FD	97717w505	483		8410	SH		Sole			8410
WisdomTree Trust Small Cap Div	SMALLCAP DIVID	97717w604	215		4220	SH		Sole			4220
REPORT SUMMARY 		43	DATA RECORDS			148476		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
